Post-employment Benefits (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of current service	R$ (17,705)
Estimated cost of interest	590,697
Expected return on plan assets	(591,774)
Costs (income or loss)	(18,782)
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of the plan's assets, beginning balance	6,625,377	R$ 6,799,255
Return estimated for assets	769,613	743,845
Contributions and distributions	23,868	29,808
Benefits paid	(539,728)	(523,792)
Actuarial gain (losses)	333,728	(423,739)
Discontinued Operations balance adjustments	(843)
Fair value of the plan's assets, ending balance	7,212,015
PlanIII [member]
IfrsStatementLineItems [Line Items]
Fair value of the plan's assets, beginning balance	3,531,958	3,347,204
Return estimated for assets	410,062	274,486
Contributions and distributions	9,709	151,606
Benefits paid	(272,584)	(264,096)
Actuarial gain (losses)	244,140	22,758
Discontinued Operations balance adjustments	(19,661)
Fair value of the plan's assets, ending balance	3,903,624
Cost of current service	10,105
Estimated cost of interest	321,264
Expected return on plan assets	(321,683)
Costs (income or loss)	9,686
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of the plan's assets, beginning balance	165,683	196,909
Return estimated for assets	18,629	26,390
Contributions and distributions	54,782
Benefits paid	(54,782)
Actuarial gain (losses)	(10,442)	R$ (57,616)
Discontinued Operations balance adjustments
Fair value of the plan's assets, ending balance	173,870
Cost of current service	8,100
Estimated cost of interest	140,975
Expected return on plan assets	(15,030)
Costs (income or loss)	R$ 134,045